Trade accounts receivables (Details 2) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade accounts receivables	$ 141,910	$ 223,740
United States [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	122,025	204,608
Brazil [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	19,435	18,740
Other Currencies [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	$ 450	$ 392